Share-based compensation - Disclosure of maturity analysis of available phantom shares outstanding (Details) - Phantom shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding phantom shares (in shares)	39,500	410,500	670,500
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in € per share) | € / shares	€ 2.85
Number of outstanding phantom shares (in shares)	6,250	6,250
2029
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in € per share) | € / shares	€ 3.05
Number of outstanding phantom shares (in shares)	33,250	194,250
2030
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in € per share) | € / shares	€ 0
Number of outstanding phantom shares (in shares)	0	210,000